SECURITIES AND EXCHANGE COMMISSION
                  Washington, D.C. 20549

                         FORM 13F

                    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended September 30, 2009

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Excalibur Management Corporation
Address: 3 Post Office Square #700
         Boston  MA  02109-3905

13F File Number:  28-5354

The institutional investment manager filing this report and the peron by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael A. Delduchetto
Title:   President
Phone:   617-451-6707
Signature, Place, and Date of Signing:

   Michael A. Delduchetto      Boston, Massachusetts       October 21, 2009

Report Type  (Check only one.):

[X]         13F HOLDINGS REPORT.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

none

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:    0

Form 13F Information Table Entry Total:  50

Form 13F Information Table Value Total:  $63,086

List of Other Included Managers:

none

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          COM              88579y101      242  3274.00 SH       SOLE                  3274.00
ABBOTT LABORATORIES            COM              002824100      897 18125.00 SH       SOLE                 18125.00
ALCOA INC.                     COM              013817101      189 14400.00 SH       SOLE                 14400.00
ALLIED CAPITAL CORP            COM              01903Q108       32 10300.00 SH       SOLE                 10300.00
ALLION HEALTHCARE INC          COM              019615103      339 57900.00 SH       SOLE                 57900.00
ALLOY INC.                     COM              019855303      225 33205.00 SH       SOLE                 33205.00
AMDOCS LTD                     COM              G02602103     1418 52758.00 SH       SOLE                 52758.00
AMGEN, INC.                    COM              031162100      476  7900.00 SH       SOLE                  7900.00
AT&T INC                       COM              00206R102     8372 309976.00SH       SOLE                309976.00
BANK OF AMERICA CORP           COM              060505104      312 18418.00 SH       SOLE                 18418.00
BERKSHIRE HATHAWAY INC-CL B    COM              084670207      263    79.00 SH       SOLE                    79.00
BP PLC-SPONS ADR               COM              055622104      468  8800.00 SH       SOLE                  8800.00
BRISTOL-MYERS SQUIBB CO.       COM              110122108      413 18350.00 SH       SOLE                 18350.00
CAREGUIDE INC.                 COM              14171a200        2 167000.00SH       SOLE                167000.00
CARLISLE COMPANIES             COM              142339100     8843 260770.09SH       SOLE                260770.09
CENTENNIAL COMM CORP A         COM              15133v208       82 10233.00 SH       SOLE                 10233.00
CISCO SYSTEMS                  COM              17275R102      426 18090.00 SH       SOLE                 18090.00
CONOCOPHILLIPS                 COM              20825c104     1707 37794.00 SH       SOLE                 37794.00
CVS CAREMARK CORP.             COM              126650100      903 25261.00 SH       SOLE                 25261.00
DELIA*S INC                    COM              246911101       81 37607.00 SH       SOLE                 37607.00
EMC CORP MASS                  COM              268648102     1190 69855.00 SH       SOLE                 69855.00
EXXON MOBIL CORP               COM              30231g102     2536 36963.00 SH       SOLE                 36963.00
FIRST BANCORP INC.             COM              31866p102      662 35573.00 SH       SOLE                 35573.00
GENERAL ELECTRIC               COM              369604103     3661 222974.00SH       SOLE                222974.00
GENERAL MILLS INC              COM              370334104      380  5900.00 SH       SOLE                  5900.00
GENZYME CORP GENERAL DIVISION  COM              372917104      297  5233.00 SH       SOLE                  5233.00
GOLDMAN SACHS                  COM              38141g104      297  1611.00 SH       SOLE                  1611.00
GRAFTECH INTERNATIONAL LTD     COM              384313102      176 12000.00 SH       SOLE                 12000.00
IDEARC INC                     COM              451663108        0 10000.00 SH       SOLE                 10000.00
INDEPENDENT BANK CORP MA       COM              453836108     1190 53755.01 SH       SOLE                 53755.01
INTEL CORP                     COM              458140100      841 42989.00 SH       SOLE                 42989.00
INTERNATIONAL BUSINESS MACHINE COM              459200101     1263 10559.00 SH       SOLE                 10559.00
ISHARES TR S & P 100 INDEX FD  COM              464287101      379  7763.00 SH       SOLE                  7763.00
JOHNSON & JOHNSON              COM              478160104     5198 85361.00 SH       SOLE                 85361.00
LAKELAND BANCORP INC           COM              511637100      276 36835.00 SH       SOLE                 36835.00
MERCK & COMPANY                COM              589331107     1568 49571.00 SH       SOLE                 49571.00
MICROSOFT                      COM              594918104     2190 85156.00 SH       SOLE                 85156.00
MORGAN STANLEY                 COM              617446448      204  6620.00 SH       SOLE                  6620.00
PEPSICO                        COM              713448108     1931 32926.00 SH       SOLE                 32926.00
PFIZER                         COM              717081103     3876 234179.00SH       SOLE                234179.00
PHILIP MORRIS INTERNATIONAL    COM              718172109      455  9325.00 SH       SOLE                  9325.00
PNC BANK                       COM              693475105      292  6000.00 SH       SOLE                  6000.00
PROCTER & GAMBLE               COM              742718109     1406 24269.00 SH       SOLE                 24269.00
SOUTHERN CO COM                COM              842587107      292  9218.00 SH       SOLE                  9218.00
STANDARD & POOR'S DEPOSITARY R COM              78462f103      465  4400.00 SH       SOLE                  4400.00
US BANCORP                     COM              902973304      329 15037.00 SH       SOLE                 15037.00
VALLEY NATIONAL BANCORP        COM              919794107      258 21000.00 SH       SOLE                 21000.00
VERIZON COMMUNICATIONS         COM              92343v104     4858 160485.00SH       SOLE                160485.00
WYETH                          COM              983024100      612 12600.00 SH       SOLE                 12600.00
VANGUARD INDEX EXTENDED MARKET                  922908207      319 10149.6560SH      SOLE               10149.6560